PROPERTY, PLANT AND EQUIPMENT - Acquisition (Details) - Hospitality Investors Trust $ in Millions	Jun. 30, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 49
Accounts receivable and other	75
Equity accounted investments	10
Property, plant and equipment	1,720
Total assets	1,854
Debt obligations	(1,319)
Accounts payable and other	(63)
Net assets acquired	472
Consideration	472
Contingent consideration	$ 8